Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Percentage of gross accounts receivables	5.00%
Allowance for uncollectible accounts amount	$ 8,383	$ 5,988
Percentage of inventories	5.00%
Allowance for obsolete inventories	27,163	24,868
Impairment of fixed assets	$ 11,000	$ 30,833